GOODWILL AND OTHER INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE 6 – GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The goodwill net carrying amounts of $0 and $28,846,832 as of June 30, 2024 and September 30, 2023, respectively, pertain to the Bollinger Motors Inc. acquisition on September 7, 2022. Goodwill is not amortized and is tested for impairment annually or more frequently if there are indicators of impairment. Upon the quantitative goodwill impairment test, an impairment may arise because the carrying amount of a reporting unit that includes goodwill (i.e., Bollinger production unit, see Note 4 – Segment information) exceeds its fair value. Management performed an impairment test on March 31, 2024, and recognized impairment in the amount of $28,846,832 in the financial statements, mainly due to the uncertainty of future funding required to support Bollinger Motors’ business operations and the decrease in the Company’s market capitalization. As of June 30, 2024, the goodwill has been fully impaired.

Other intangible assets

Intangible assets with indefinite useful lives are not amortized but instead tested for impairment. Due to unfavorable market conditions and the decline of market prices of the Company’s common stock, we have tested indefinite-lived in-process research and development assets acquired in September 2022 as part of the Bollinger segment (see Note 4 - Segment information) for recoverability on March 31, 2024 and recognized impairment loss in amount of $58,304,612, mainly due to the uncertainty of future fundings required to support the business and decrease of Company’s market capitalization. No additional impairment has been recognized based on tests performed as of June 30, 2024.

Intangible assets with finite useful lives are amortized over the period of estimated benefit using the straight-line method. The weighted average useful life of intangible assets is 8.1 years. The straight-line method of amortization represents management’s best estimate of the distribution of the economic value of the intangible assets. An impairment loss in the amount of $15,142,455 was recognized in respect of the intangible assets of the ELMS/Legacy Mullen segment (engineering designs) on March 31, 2024 - mainly due to performance misses compared to the previous budgets. Their accumulated amortization in the amount of $1,057,877 was derecognized in correspondence with the initial cost to present the new cost basis of these assets in accordance with ASC 350-30. No additional impairment has been recognized based on tests performed as of June 30, 2024.

	June 30, 2024			September 30, 2023
	Cost Basis	Accumulated Amortization	Net Carrying Amount	Cost Basis	Accumulated Amortization	Net Carrying Amount
Finite-Lived Intangible Assets
Patents	$32,447,460	$(5,881,476)	26,565,984	$31,708,460	$(3,445,694)	$28,262,766
Engineering designs	-	-	-	16,200,332	(184,274)	16,016,058
Other	745,947	(270,584)	475,363	745,947	(158,590)	587,357
Trademarks	1,095,693	(197,934)	897,759	1,180,138	(115,682)	1,064,456
Total finite-lived intangible assets	34,289,100	(6,349,994)	27,939,106	49,834,877	(3,904,240)	45,930,637
Indefinite-Lived Intangible Assets
In-process research and development assets	$-	$-	$-	$58,304,612	$-	$58,304,612
Total indefinite-lived intangible assets	-	-	-	58,304,612	-	58,304,612
Total Intangible Assets	$34,289,100	$(6,349,994)	$27,939,106	$108,139,489	$(3,904,240)	$104,235,249

Total future amortization expense for finite-lived intangible assets is as follows:

Years Ended September 30,	Future Amortization
2024 (3 months)	$868,642
2025	3,484,113
2026	3,484,113
2027	3,493,695
2028	3,363,505
Thereafter	13,245,038
Total Future Amortization	$27,939,106

For the three and nine months ended June 30, 2024, amortization of the intangible assets was $873,476 and $3,503,631, and it was $913,061 and $4,433,035 for the three and nine months ended June 30, 2023, respectively.

NOTE 6 – GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The goodwill in gross amount of $92,834,832 and net carrying amount of $28,846,832 as at September 30, 2023 (and $92,834,832 gross and net carrying amount as at September 30, 2022) pertains to the Bollinger Motors acquisition on September 7, 2022 (see Note 4 for more details).

Goodwill is not amortized and is tested for impairment annually, or more frequently if there are indicators of impairment. Every reporting period the Company assesses qualitative factors (such as macroeconomic conditions, industry and market considerations, financial performance of the Company, entity-specific events etc.) to determine whether it is necessary to perform the quantitative goodwill impairment test. Upon the quantitative goodwill impairment test, impairment may arise to the extent carrying amount of a reporting unit that includes goodwill (i.e. Bollinger production unit, see Note 21 – Segment information) exceeds its fair value.

As a result of the impairment test performed on September 1, 2023 by management with the assistance of independent third-party valuation professionals, the Company has recognized impairment loss in amount of $63,988,000. We used a combination of the market and income approach to determine fair value. Full amount of the loss has been recognized in the consolidated statement of operations, and the part of the loss that relates to noncontrolling interest in the subsidiary ($25,595,200) has decreased noncontrolling interest in equity section of the consolidated balance sheets. The goodwill impairment was caused mainly by unfavorable capital market conditions, i.e., prolonged decrease in the Company’s market capitalization, including a significant decline in stock price and a budgeted performance misses compared to the budgets prepared on acquisition date.

The quantitative goodwill impairment tests were based on determining the fair value of the Bollinger Motors reporting units based on management judgments and assumptions using the discounted cash flows under the income approach classified in Level 3 of the fair value hierarchy and comparable company market valuation classified in Level 2 of the fair value hierarchy approaches. If the carrying value of a reporting unit exceeds its fair value, the Company will measure any goodwill impairment loss as the amount by which the carrying amount of a reporting unit exceeds its fair value, not to exceed the total amount of goodwill allocated to that reporting unit. The valuation approaches are subject to key judgments and assumptions that are sensitive to change such as judgments and assumptions about appropriate sales growth rates, operating margins, discount rate, and comparable company market multiples. When developing these key judgments and assumptions, the Company considers economic, operational and market conditions that could impact the fair value of the reporting unit. However, estimates are inherently uncertain and represent only management’s reasonable expectations regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will likely differ in some respects from actual future results.

Other intangible assets

Intangible assets are stated at cost, net of accumulated amortization. Patents and other identifiable intellectual property purchased as part of the Bollinger Motors acquisition in September 2022 have been initially recognized at fair value.

Intangible assets with indefinite useful lives are not amortized but instead tested for impairment. Intangible assets with finite useful lives are amortized over the period of estimated benefit using the straight-line method. The weighted average useful life of intangible assets is 8.97 years. The straight-line method of amortization represents management’s best estimate of the distribution of the economic value of the intangible assets.

Due to unfavorable market conditions and decline of the market prices of the Company’s common stock, we have tested long-lived assets for recoverability. Based on the test performed on September 1, 2023 by independent professional appraisers, the assets of the Bollinger’s segment (see Note 21 - Segment information), including indefinite-lived in-process research and development assets, acquired in September 2022, were not impaired, except for impairment of goodwill (see above). Fair value of indefinite-lived in-process research and development (classified in Level 3 of the fair value hierarchy) was estimated based on multi-period excess earnings method, a valuation technique that estimates the value of an intangible asset by quantifying the amount of residual or “excess” earnings generated by the subject asset, and discounting them to a present value equivalent. Significant judgments inherent in this analysis include assumptions about appropriate sales growth rates, profitability levels, discount rates and the amount of expected future cash flows. The judgments and assumptions used in the estimate of fair value are generally consistent with the projections and assumptions that are used in operating plans. Such assumptions are subject to change as a result of changing economic and competitive conditions. The determination of fair value is highly sensitive to differences between estimated and actual cash flows and changes in the related discount rate used to evaluate the fair value of the in-process research and development assets.

An impairment loss in amount of $5,873,000 has been recognized in respect of the intangible assets of the ELMS/Legacy Mullen segment (primarily engineering designs and website design and development). Their accumulated depreciation in amount of $4,318,850 has been derecognized in correspondence with initial cost to present the new cost basis of these assets in accordance with ASC 350-30. Fair value of the engineering designs (classified in Level 3 of the fair value hierarchy) was estimated based on cost approach, which involves evaluation of the costs required to replace or recreate the subject intangible assets. Significant judgments inherent in this analysis include the accuracy of the historical cost data, obsolescence factor, probability of success related to the commercialization of the reporting segment that utilizes the engineering designs.

	September 30, 2023			September 30, 2022
	Cost Basis	Accumulated Amortization	Net Carrying Amount	Cost Basis	Accumulated Amortization	Net Carrying Amount
Finite-Lived Intangible Assets
Website design and development	$-	$-	$-	$2,660,391	$(1,108,496)	$1,551,895
Patents	31,708,460	(3,445,694)	28,262,766	32,391,186	(204,109)	32,187,077
Engineering designs	16,200,332	(184,274)	16,016,058	-	-	-
Other	745,947	(158,590)	587,357	2,259,575	(454,756)	1,804,819
Trademarks	1,180,138	(115,682)	1,064,456	466,014	-	466,014
Total finite-lived intangible assets	49,834,877	(3,904,240)	45,930,637	37,777,166	(1,767,361)	36,009,805
Indefinite-Lived Intangible Assets
In-process research and development assets	$58,304,612	$-	$58,304,612	$57,937,213	$-	$57,937,213
Total indefinite-lived intangible assets	58,304,612	-	58,304,612	57,937,213	-	57,937,213
Total Intangible Assets	$108,139,489	$(3,904,240)	$104,235,249	$95,714,379	$(1,767,361)	$93,947,018

Total future amortization expense for finite-lived intangible assets is as follows:

Years Ended September 30, 2023	Future Amortization
2024	$5,250,711
2025	5,250,711
2026	5,250,711
2027	5,241,310
2028	5,101,522
Thereafter	19,835,672
Total Future Amortization	$45,930,637

For the years ended September 30, 2023 and 2022, amortization of the intangible assets was $6,526,911 and $1,476,457 respectively.